UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-23053
American Funds Retirement Income Portfolio Series
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class A
| NAARX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $
10,000
investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 33	0.31%
Management's discussion of fund performance
The fund’s Class A shares gained 10.64% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class A (with sales charge) *	4.31%	4.58%	4.73%
American Funds Retirement Income Portfolio — Conservative — Class A (without sales charge) *	10.64%	5.82%	5.35%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-109-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class C
| NGCRX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 110	1.05%
Management's discussion of fund performance
The fund’s Class C shares gained 9.77% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class C (with sales charge) *	8.77%	5.05%	4.75%
American Funds Retirement Income Portfolio — Conservative — Class C (without sales charge) *	9.77%	5.05%	4.75%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-109-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class T
| TFACX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.05%
Management's discussion of fund performance
The fund’s Class T shares gained 11.00% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class T (with sales charge) 2	8.26%	5.59%	5.39%
American Funds Retirement Income Portfolio — Conservative — Class T (without sales charge) 2	11.00%	6.12%	5.70%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date Retirement Income Index 3	10.83%	5.17%	5.29%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-109-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class F-1
| FAFWX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 38	0.36%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 10.57% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class F-1 *	10.57%	5.76%	5.32%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-109-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class F-2
| FDFWX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 13	0.12%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 10.82% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class F-2 *	10.82%	6.04%	5.59%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-109-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class F-3
| FICWX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 2	0.02%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 10.93% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class F-3 2	10.93%	6.13%	5.79%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date Retirement Income Index 3	10.83%	5.17%	5.32%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-109-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-1
| RARPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 109	1.04%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 9.88% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class R-1 *	9.88%	5.07%	4.62%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-109-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-2
| RDRPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 104	0.99%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 9.91% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class R-2 *	9.91%	5.09%	4.74%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-109-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-2E
| RGRPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 83	0.79%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 10.13% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average
annual
total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class R-2E *	10.13%	5.38%	5.20%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key
fund
statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings
by
fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-109-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-3
| RJRPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 70	0.67%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 10.22% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class R-3 *	10.22%	5.48%	5.04%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-109-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-4
| RMRPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 38	0.36%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 10.56% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class R-4 *	10.56%	5.76%	5.33%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-109-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-5E
| RROPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 13	0.12%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 10.84% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Conservative — Class R-5E 2	10.84%	6.04%	5.62%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index 3	10.83%	5.17%	5.18%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-109-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-5
| RQRPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 8	0.08%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 10.85% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class R-5 *	10.85%	6.09%	5.60%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-109-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Conservative
Class R-6
| RTRPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Conservative (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 2	0.02%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 11.01% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Balanced and equity-income funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
In equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Conservative — Class R-6 *	11.01%	6.14%	5.67%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 1,345
Total number of portfolio holdings	11
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-109-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class A
| NBARX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 32	0.30%
Management's discussion of fund performance
The fund’s Class A shares gained 12.89% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class A (with sales charge) *	6.43%	6.95%	6.06%
American Funds Retirement Income Portfolio — Moderate — Class A (without sales charge) *	12.89%	8.22%	6.69%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-110-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class C
| NBCRX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 110	1.04%
Management's discussion of fund performance
The fund’s Class C shares gained 12.10% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class C (with sales charge) *	11.10%	7.44%	6.08%
American Funds Retirement Income Portfolio — Moderate — Class C (without sales charge) *	12.10%	7.44%	6.08%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-110-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class T
| TAFNX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 3	0.03%
Management's discussion of fund performance
The fund’s Class T shares gained 13.28% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class T (with sales charge) 2	10.41%	7.99%	6.73%
American Funds Retirement Income Portfolio — Moderate — Class T (without sales charge) 2	13.28%	8.53%	7.05%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date Retirement Income Index 3	10.83%	5.17%	5.29%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions )	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-110-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class F-1
| FBFWX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 38	0.36%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 12.89% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class F-1 *	12.89%	8.17%	6.64%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-110-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class F-2
| FHFWX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 11	0.10%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 13.17% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class F-2 *	13.17%	8.44%	6.91%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-110-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class F-3
| FIMWX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 2	0.02%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 13.19% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class F-3 2	13.19%	8.53%	7.14%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date Retirement Income Index 3	10.83%	5.17%	5.32%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-110-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-1
| RBRPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 109	1.03%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 12.18% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class R-1 *	12.18%	7.41%	5.93%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-110-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-2
| RERPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 101	0.95%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 12.14% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class R-2 *	12.14%	7.58%	6.15%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-110-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-2E
| RHRPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 74	0.70%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 12.51% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class R-2E *	12.51%	7.83%	6.49%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-110-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-3
| RKRPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 65	0.61%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 12.59% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class R-3 *	12.59%	7.95%	6.47%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R3
or upon request at
(800) 421-4225
.
The total annual operating expense ratio for Class R-3 shares increased from 0.55% to 0.61% during the reporting period. The increase was primarily due to an increase in distribution services (12b-1) fees driven by changes in net assets.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MFR3ARX-110-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-4
| RNRPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 34	0.32%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 12.88% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class R-4 *	12.88%	8.21%	6.68%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-110-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-5E
| RRPPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 20	0.19%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 13.05% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Moderate — Class R-5E 2	13.05%	8.39%	6.96%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index 3	10.83%	5.17%	5.18%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-110-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-5
| RRRPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 7	0.07%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 13.26% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class R-5 *	13.26%	8.49%	6.91%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-110-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Moderate
Class R-6
| RURPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Moderate (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 2	0.02%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 13.25% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth-and-income and balanced funds were the strongest absolute contributors. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in high yield, government-related debt, corporate bonds and securitized debt posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate had flat absolute returns.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Moderate — Class R-6 *	13.25%	8.53%	6.99%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 1,627
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-110-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class A
| NDARX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 33	0.31%
Management's discussion of fund performance
The fund’s Class A shares gained 14.82% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-A
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class A (with sales charge) *	8.18%	8.98%	7.25%
American Funds Retirement Income Portfolio — Enhanced — Class A (without sales charge) *	14.82%	10.28%	7.88%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions )	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAAARX-111-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class C
| NDCRX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 111	1.04%
Management's discussion of fund performance
The fund’s Class C shares gained 13.94% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-C
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class C (with sales charge) *	12.94%	9.49%	7.27%
American Funds Retirement Income Portfolio — Enhanced — Class C (without sales charge) *	13.94%	9.49%	7.27%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCARX-111-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class T
| TAFEX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 3	0.03%
Management's discussion of fund performance
The fund’s Class T shares gained 15.20% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures reflect deduction of the maximum sales charge and assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class T (with sales charge) 2	12.28%	10.06%	7.96%
American Funds Retirement Income Portfolio — Enhanced — Class T (without sales charge) 2	15.20%	10.61%	8.28%
S&P 500 Index 3	21.45%	17.64%	15.16%
S&P Target Date Retirement Income Index 3	10.83%	5.17%	5.29%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.86%
1
Class T shares were first offered on April 7, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions )	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTARX-111-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class F-1
| FCFWX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 40	0.37%
Management's discussion of fund performance
The fund’s Class F-1 shares gained 14.80% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F1
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class F-1 *	14.80%	10.22%	7.83%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1ARX-111-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class F-2
| FGFWX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced

(the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 12	0.11%
Management's discussion of fund performance
The fund’s Class F-2 shares gained 15.00% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F2
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class F-2 *	15.00%	10.49%	8.11%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-111-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class F-3
| FIEWX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 2	0.02%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 15.20% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-F3
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class F-3 2	15.20%	10.60%	8.38%
S&P 500 Index 3	21.45%	17.64%	15.21%
S&P Target Date Retirement Income Index 3	10.83%	5.17%	5.32%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.93%
1
Class F-3 shares were first offered on January 27, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions )	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3ARX-111-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-1
| RCRPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 109	1.02%
Management's discussion of fund performance
The fund’s Class R-1 shares gained 14.07% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R1
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class R-1 *	14.07%	9.52%	7.27%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1ARX-111-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-2
| RFRPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 90	0.84%
Management's discussion of fund performance
The fund’s Class R-2 shares gained 14.22% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class R-2 *	14.22%	9.68%	7.32%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2ARX-111-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-2E
| RIRPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 86	0.80%
Management's discussion of fund performance
The fund’s Class R-2E shares gained 14.27% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R2E
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class R-2E *	14.27%	9.77%	7.60%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2EARX-111-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-3
| RLRPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 64	0.60%
Management's discussion of fund performance
The fund’s Class R-3 shares gained 14.47% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R3
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class R-3 *	14.47%	10.00%	7.60%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3ARX-111-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-4
| RPRPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 25	0.23%
Management's discussion of fund performance
The fund’s Class R-4 shares gained 14.90% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R4
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class R-4 *	14.90%	10.36%	7.95%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4ARX-111-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-5E
| RRQPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 16	0.15%
Management's discussion of fund performance
The fund’s Class R-5E shares gained 15.05% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5E
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
American Funds Retirement Income Portfolio — Enhanced — Class R-5E 2	15.05%	10.46%	8.15%
S&P 500 Index 3	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index 3	10.83%	5.17%	5.18%
Bloomberg U.S. Aggregate Index 3	6.16%	(0.24) %	1.96%
1
Class R-5E shares were first offered on November 20, 2015.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5ARX-111-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-5
| RXRPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 5	0.05%
Management's discussion of fund performance
The fund’s Class R-5 shares gained 15.11% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R5
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class R-5 *	15.11%	10.55%	8.14%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Material fund changes
This is a summary of certain changes to the fund since November 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by January 1, 2026 at
capitalgroup.com/mutual-fund-literature-R5
or upon request at
(800) 421-4225
.
The total annual operating expense ratio for Class R-5 shares decreased from 0.10% to 0.05% during the reporting period. The decrease was primarily due to a decrease in transfer agent fees driven by changes in net assets and the number of shareholder accounts serviced.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5ARX-111-1225 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
American Funds
®
Retirement Income Portfolio — Enhanced
Class R-6
| RVRPX
for the year ended October 31, 2025
This annual shareholder report contains important information about American Funds Retirement Income Portfolio — Enhanced (the "fund") for the period from November 1, 2024 to October 31, 2025. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 2	0.02%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 15.17% for the year ended October 31, 2025. That result compares with a 10.83% gain for the S&P Target Date Retirement Income Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/mutual-fund-returns-R6
.
What factors influenced results
U.S. equities continued to climb for the period, despite volatility early in the year amid tariff concerns. Information technology led gains for the S&P 500 Index. Meanwhile, international equities, as measured by the MSCI All Country World ex USA Index, outpaced U.S. equities. In U.S. fixed income, the Bloomberg U.S. Aggregate, Bloomberg U.S. Corporate Investment Grade and Bloomberg U.S. Corporate High Yield 2% Issuer Capped indexes all rose sharply. Signs of labor market weakness and broader economic uncertainty prompted the U.S. Federal Reserve (Fed) to cut interest rates in September and October 2025 despite potential inflation risks.
Growth funds were the strongest absolute contributors, while growth-and-income and equity-income funds also rose sharply. Non-U.S. stocks held in the portfolio were stronger than U.S. equities on an absolute basis. Overall, information technology stocks had the strongest absolute returns among sectors. Fixed income holdings were positive overall, with investments in emerging markets debt and high yield posting the highest absolute gains.
For detractors, in equity sectors, investments in real estate posted the lowest absolute returns but nonetheless ended the period in positive territory.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
American Funds Retirement Income Portfolio — Enhanced — Class R-6 *	15.17%	10.62%	8.20%
S&P 500 Index †	21.45%	17.64%	14.64%
S&P Target Date Retirement Income Index †	10.83%	5.17%	5.13%
Bloomberg U.S. Aggregate Index †	6.16%	(0.24) %	1.90%
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC and Bloomberg Index Services Ltd.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 2,081
Total number of portfolio holdings	10
Total advisory fees paid (in millions)	None
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-111-1225 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that Paul S. Williams, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
October 31, 2025	54,000	1,000	14,000	None
October 31, 2024	31,000	2,000	13,000	None
Adviser and Affiliates2
October 31, 2025	Not Applicable	1,867,000	4,000	72,000
October 31, 2024	Not Applicable	2,131,000	None	11,000
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
October 31, 2025	1,957,000
October 31, 2024	2,157,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds® Retirement Income Portfolio Series
Financial Statements and Other Information N-CSR Items 7-11
for the year ended October 31, 2025
Lit. No. MFGEFP4-825-1225 © 2025 Capital Group. All rights reserved.

American Funds Conservative Portfolio
Investment portfolio October 31, 2025

Growth-and-income funds 7%	Shares	Value (000)
American Mutual Fund, Class R-6	1,501,678	$93,344
Equity-income funds 33%
Capital Income Builder, Class R-6	3,048,119	241,015
The Income Fund of America, Class R-6	7,351,192	200,981
		441,996
Balanced funds 12%
American Balanced Fund, Class R-6	2,738,670	107,630
American Funds Global Balanced Fund, Class R-6	1,302,886	54,317
		161,947
Fixed income funds 48%
The Bond Fund of America, Class R-6	17,637,160	202,475
American Funds Strategic Bond Fund, Class R-6	14,325,819	134,663
American Funds Multi-Sector Income Fund, Class R-6	11,398,857	108,289
Intermediate Bond Fund of America, Class R-6	5,315,694	67,669
U.S. Government Securities Fund, Class R-6	5,550,599	67,440
American Funds Inflation Linked Bond Fund, Class R-6	6,851,731	67,352
		647,888
Total investment securities 100% (cost: $1,195,132,000)		1,345,175
Other assets less liabilities 0%		(311)
Net assets 100%		$1,344,864

1	American Funds Retirement Income Portfolio Series

American Funds Conservative Portfolio (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 7%
American Mutual Fund, Class R-6	$85,326	$11,887	$9,842	$1,504	$4,469	$93,344	$1,720	$3,599
Equity-income funds 33%
Capital Income Builder, Class R-6	219,026	18,387	17,374	1,829	19,147	241,015	7,871	5,023
The Income Fund of America, Class R-6	182,719	20,784	14,652	1,022	11,108	200,981	7,731	3,934
						441,996
Balanced funds 12%
American Balanced Fund, Class R-6	97,322	13,072	12,607	2,013	7,830	107,630	2,281	5,214
American Funds Global Balanced Fund, Class R-6	49,099	3,591	2,353	257	3,723	54,317	1,280	1,671
						161,947
Fixed income funds 48%
The Bond Fund of America, Class R-6	183,041	23,757	7,790	(34)	3,501	202,475	8,581	—
American Funds Strategic Bond Fund, Class R-6 (b)	121,432	14,442	6,409	(396)	5,594	134,663	2,485	—
American Funds Multi-Sector Income Fund, Class R-6	98,721	12,252	3,564	(16)	896	108,289	6,485	—
Intermediate Bond Fund of America, Class R-6	60,975	6,947	1,478	(20)	1,245	67,669	2,720	—
U.S. Government Securities Fund, Class R-6	60,421	6,579	919	(27)	1,386	67,440	2,782	—
American Funds Inflation Linked Bond Fund, Class R-6	61,112	5,105	1,257	(81)	2,473	67,352	1,373	—
						647,888
Total 100%				$6,051	$61,372	$1,345,175	$45,309	$19,441

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	2

American Funds Moderate Portfolio
Investment portfolio October 31, 2025

Growth-and-income funds 12%	Shares	Value (000)
Capital World Growth and Income Fund, Class R-6	1,498,624	$115,259
American Mutual Fund, Class R-6	1,302,146	80,942
		196,201
Equity-income funds 38%
The Income Fund of America, Class R-6	11,847,658	323,915
Capital Income Builder, Class R-6	3,696,194	292,258
		616,173
Balanced funds 20%
American Balanced Fund, Class R-6	6,235,390	245,051
American Funds Global Balanced Fund, Class R-6	1,972,672	82,240
		327,291
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	15,461,292	146,882
The Bond Fund of America, Class R-6	11,332,993	130,103
U.S. Government Securities Fund, Class R-6	9,362,414	113,753
American Funds Strategic Bond Fund, Class R-6	10,353,449	97,323
		488,061
Total investment securities 100% (cost: $1,375,245,000)		1,627,726
Other assets less liabilities 0%		(372)
Net assets 100%		$1,627,354

3	American Funds Retirement Income Portfolio Series

American Funds Moderate Portfolio (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 12%
Capital World Growth and Income Fund, Class R-6	$104,437	$9,745	$14,116	$1,348	$13,845	$115,259	$2,063	$5,893
American Mutual Fund, Class R-6	75,018	6,386	5,504	1,500	3,542	80,942	1,486	3,119
						196,201
Equity-income funds 38%
The Income Fund of America, Class R-6	298,084	24,730	18,332	1,155	18,278	323,915	12,525	6,393
Capital Income Builder, Class R-6	267,801	17,529	18,352	1,681	23,599	292,258	9,586	6,128
						616,173
Balanced funds 20%
American Balanced Fund, Class R-6	223,492	22,764	23,324	3,399	18,720	245,051	5,168	11,849
American Funds Global Balanced Fund, Class R-6	74,250	4,652	2,686	123	5,901	82,240	1,943	2,542
						327,291
Fixed income funds 30%
American Funds Multi-Sector Income Fund, Class R-6	133,776	14,979	3,075	(35)	1,237	146,882	8,869	—
The Bond Fund of America, Class R-6	118,560	13,475	4,178	(24)	2,270	130,103	5,548	—
U.S. Government Securities Fund, Class R-6	103,442	12,565	4,634	(142)	2,522	113,753	4,736	—
American Funds Strategic Bond Fund, Class R-6 (b)	88,242	10,230	4,928	(336)	4,115	97,323	1,823	—
						488,061
Total 100%				$8,669	$94,029	$1,627,726	$53,747	$35,924

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(b)
A portion of the fund’s income dividends and/or capital gains distribution was deemed a return of capital for tax purposes. The net realized gain and/or dividend income amounts reflect the return of capital distribution.

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	4

American Funds Enhanced Portfolio
Investment portfolio October 31, 2025

Growth funds 5%	Shares	Value (000)
AMCAP Fund, Class R-6	2,130,762	$105,579
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	2,724,542	209,544
American Mutual Fund, Class R-6	1,658,908	103,118
		312,662
Equity-income funds 38%
The Income Fund of America, Class R-6	15,169,578	414,736
Capital Income Builder, Class R-6	4,718,845	373,119
		787,855
Balanced funds 25%
American Balanced Fund, Class R-6	10,596,940	416,460
American Funds Global Balanced Fund, Class R-6	2,506,829	104,510
		520,970
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	15,343,132	145,760
American High-Income Trust, Class R-6	10,529,142	104,238
The Bond Fund of America, Class R-6	9,041,340	103,795
		353,793
Total investment securities 100% (cost: $1,667,124,000)		2,080,859
Other assets less liabilities 0%		(258)
Net assets 100%		$2,080,601

5	American Funds Retirement Income Portfolio Series

American Funds Enhanced Portfolio (continued)
Investments in affiliates (a)

	Value at 11/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 10/31/2025 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
AMCAP Fund, Class R-6	$87,490	$15,778	$8,440	$1,115	$9,636	$105,579	$547	$8,709
Growth-and-income funds 15%
Capital World Growth and Income Fund, Class R-6	176,162	20,840	14,474	1,017	25,999	209,544	3,595	10,152
American Mutual Fund, Class R-6	88,492	10,203	1,812	179	6,056	103,118	1,815	3,761
						312,662
Equity-income funds 38%
The Income Fund of America, Class R-6	355,293	46,568	10,987	267	23,595	414,736	15,290	7,725
Capital Income Builder, Class R-6	319,388	37,131	14,425	296	30,729	373,119	11,710	7,399
						787,855
Balanced funds 25%
American Balanced Fund, Class R-6	353,487	39,185	12,947	568	36,167	416,460	8,408	19,129
American Funds Global Balanced Fund, Class R-6	88,561	8,993	490	(28)	7,474	104,510	2,371	3,074
						520,970
Fixed income funds 17%
American Funds Multi-Sector Income Fund, Class R-6	124,906	22,786	3,133	(30)	1,231	145,760	8,499	—
American High-Income Trust, Class R-6	89,453	15,288	1,502	(2)	1,001	104,238	6,317	—
The Bond Fund of America, Class R-6	89,453	15,343	2,806	(35)	1,840	103,795	4,278	—
						353,793
Total 100%				$3,347	$143,728	$2,080,859	$62,830	$59,949

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	6

Financial statements
Statements of assets and liabilities at October 31, 2025 (dollars in thousands)

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Assets:
Investment securities of affiliated issuers, at value	$1,345,175	$1,627,726	$2,080,859
Receivables for:
Sales of investments	219	138	—
Sales of fund’s shares	483	212	891
Dividends	1,810	1,689	1,759
Total assets	1,347,687	1,629,765	2,083,509
Liabilities:
Payables for:
Purchases of investments	1,810	1,689	2,383
Repurchases of fund’s shares	702	353	267
Services provided by related parties	298	355	243
Trustees’ deferred compensation	13	14	15
Total liabilities	2,823	2,411	2,908
Net assets at October 31, 2025	$1,344,864	$1,627,354	$2,080,601
Net assets consist of:
Capital paid in on shares of beneficial interest	$1,195,689	$1,334,064	$1,609,054
Total distributable earnings (accumulated loss)	149,175	293,290	471,547
Net assets at October 31, 2025	$1,344,864	$1,627,354	$2,080,601
Investment securities of affiliated issuers, at cost	$1,195,132	$1,375,245	$1,667,124

Refer to the notes to financial statements.

7	American Funds Retirement Income Portfolio Series

Financial statements (continued)
Statements of assets and liabilities at October 31, 2025  (continued)(dollars and shares in thousands, except per-share amounts)

		Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$1,002,584	$1,326,211	$1,602,462
	Shares outstanding	78,869	95,655	103,825
	Net asset value per share	$12.71	$13.86	$15.43
Class C:	Net assets	$91,325	$77,882	$67,171
	Shares outstanding	7,224	5,646	4,369
	Net asset value per share	$12.64	$13.80	$15.37
Class T:	Net assets	$12	$13	$14
	Shares outstanding	1	1	1
	Net asset value per share	$12.73	$13.87	$15.45
Class F-1:	Net assets	$21,178	$14,893	$22,171
	Shares outstanding	1,665	1,074	1,435
	Net asset value per share	$12.72	$13.87	$15.45
Class F-2:	Net assets	$143,074	$160,480	$310,488
	Shares outstanding	11,232	11,551	20,078
	Net asset value per share	$12.74	$13.89	$15.46
Class F-3:	Net assets	$21,862	$17,656	$41,719
	Shares outstanding	1,717	1,273	2,701
	Net asset value per share	$12.73	$13.87	$15.45
Class R-1:	Net assets	$1,464	$2,135	$187
	Shares outstanding	116	155	12
	Net asset value per share	$12.68	$13.79	$15.51
Class R-2:	Net assets	$2,389	$2,821	$2,873
	Shares outstanding	188	204	187
	Net asset value per share	$12.68	$13.81	$15.35
Class R-2E:	Net assets	$278	$95	$610
	Shares outstanding	22	7	40
	Net asset value per share	$12.73	$13.89	$15.43
Class R-3:	Net assets	$3,098	$7,192	$8,739
	Shares outstanding	243	520	568
	Net asset value per share	$12.73	$13.83	$15.38
Class R-4:	Net assets	$4,227	$3,275	$5,105
	Shares outstanding	329	236	330
	Net asset value per share	$12.83	$13.86	$15.45
Class R-5E:	Net assets	$1,671	$419	$2,520
	Shares outstanding	130	30	163
	Net asset value per share	$12.82	$13.88	$15.45
Class R-5:	Net assets	$609	$766	$519
	Shares outstanding	48	55	34
	Net asset value per share	$12.75	$13.93	$15.48
Class R-6:	Net assets	$51,093	$13,516	$16,023
	Shares outstanding	4,009	972	1,035
	Net asset value per share	$12.75	$13.90	$15.48

Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	8

Financial statements (continued)
Statements of operations for the year ended October 31, 2025 (dollars in thousands)

	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Investment income:
Income:
Dividends from affiliated issuers	$45,309	$53,747	$62,830
Fees and expenses*:
Distribution services	3,450	4,169	4,753
Transfer agent services	485	477	627
Reports to shareholders	19	23	28
Registration statement and prospectus	171	204	249
Trustees’ compensation	4	6	7
Auditing and legal	25	29	36
Custodian	5	6	7
Other	3	4	5
Less waivers and/or reimbursements of fees and expenses:
Transfer agent services reimbursement	—	— †	1
Total fees and expenses	4,162	4,918	5,711
Net investment income	41,147	48,829	57,119
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	6,051	8,669	3,347
Capital gain distributions received from affiliated issuers	19,441	35,924	59,949
	25,492	44,593	63,296
Net unrealized appreciation (depreciation) on investments in affiliated issuers	61,372	94,029	143,728
Net realized gain (loss) and unrealized appreciation (depreciation)	86,864	138,622	207,024
Net increase (decrease) in net assets resulting from operations	$128,011	$187,451	$264,143
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Amount less than one thousand.

Refer to the notes to financial statements.

9	American Funds Retirement Income Portfolio Series

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	Conservative Portfolio		Moderate Portfolio		Enhanced Portfolio
	Year ended October 31,		Year ended October 31,		Year ended October 31,
	2025	2024	2025	2024	2025	2024
Operations:
Net investment income (loss)	$41,147	$39,239	$48,829	$46,149	$57,119	$51,260
Net realized gain (loss)	25,492	(1,785)	44,593	1,615	63,296	2,121
Net unrealized appreciation (depreciation)	61,372	155,151	94,029	218,280	143,728	296,565
Net increase (decrease) in net assets resulting from operations	128,011	192,605	187,451	266,044	264,143	349,946
Distributions paid to shareholders	(40,548)	(39,330)	(48,660)	(50,070)	(57,381)	(56,100)
Net capital share transactions	38,521	(83,608)	1,789	(32,024)	101,516	12,222
Total increase (decrease) in net assets	125,984	69,667	140,580	183,950	308,278	306,068
Net assets:
Beginning of year	1,218,880	1,149,213	1,486,774	1,302,824	1,772,323	1,466,255
End of year	$1,344,864	$1,218,880	$1,627,354	$1,486,774	$2,080,601	$1,772,323
Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	10

Notes to financial statements
1. Organization

American Funds Retirement Income Portfolio Series (the “series“) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of three funds (the “funds“). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives are as follows:
American Funds Conservative Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and conservation of capital.
American Funds Moderate Portfolio	Seeks current income, long-term growth of capital and conservation of capital.
American Funds Enhanced Portfolio	Seeks current income, long-term growth of capital and conservation of capital, with an emphasis on income and growth of capital.
Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company ("CRMC"), the series’ investment adviser, is also the investment adviser to the underlying funds.
Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T shares of each fund are not available for purchase.
Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.
2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

11	American Funds Retirement Income Portfolio Series

Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date. Distributions received by the funds that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of October 31, 2025, all of the investment securities held by each fund were classified as Level 1.

American Funds Retirement Income Portfolio Series	12

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Periodic withdrawal risks — There is no guarantee that any of the funds will provide adequate income through retirement. These funds are not designed to, and are not expected to, generate distributions that equal a fixed percentage of each fund’s current net asset value per share. An investor taking periodic withdrawals from any of the funds should not assume that the source of a distribution is dividend or interest income or capital gains; rather, all or a portion of a distribution from any of the funds may consist of a return of capital. A return of capital is a return of all or part of an investor’s original investment in each fund. Each fund’s ability to preserve capital while making periodic distributions to investors is subject to market conditions at the time an investor invests in each fund and during the length of time such investor holds shares of each fund. Even if each fund’s portfolio value grows over time, such growth may be insufficient to enable each fund to make periodic distributions to investors without returning capital to shareholders. Payments consisting of return of capital will result in a decrease in an investor’s fund share balance. Higher rates of withdrawal and withdrawals during declining markets may result in a more rapid decrease in an investor’s fund share balance. Persistent returns of capital could ultimately result in a zero account balance.
Additionally, as periodic withdrawals by investors will be made from each fund’s assets and investors are generally not expected to reinvest such distributions in additional fund shares, distributions to investors will reduce the amount of assets available for investment by each fund. Each fund may suffer substantial investment losses and simultaneously experience additional asset reductions as a result of its distributions to shareholders.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives.
Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for the funds. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for the fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.
Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.

13	American Funds Retirement Income Portfolio Series

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

American Funds Retirement Income Portfolio Series	14

Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.
Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks associated with rising interest rates.
Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks.

15	American Funds Retirement Income Portfolio Series

Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended October 31, 2025, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the year, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, capital losses related to sales of certain securities within 30 days of purchase and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as distributions for tax purposes.

American Funds Retirement Income Portfolio Series	16

Additional tax basis disclosures for each fund as of October 31, 2025, were as follows (dollars in thousands):
	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Undistributed ordinary income	$3,688	$3,175	$2,274
Undistributed long-term capital gains	—	40,329	57,954
Capital loss carryforward*	(927)	—	—
Gross unrealized appreciation on investments	184,654	287,196	422,878
Gross unrealized depreciation on investments	(38,226)	(37,395)	(11,544)
Net unrealized depreciation on investments	146,428	249,801	411,334
Cost of investments	1,198,747	1,377,925	1,669,525
Reclassification from total distributable earnings to capital paid in on shares of beneficial interest	—	4,073	5,475
*
Reflects the utilization of capital loss carryforward of $25,833.  Each fund’s capital loss carryforward will be used to offset any capital gains realized by the fund in future years. Funds with a capital loss carryforward will not make distributions from capital gains while a capital loss carryforward remains.
Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
Conservative Portfolio
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$30,319	$—	$30,319	$28,968	$—	$28,968
Class C	2,392	—	2,392	2,809	—	2,809
Class T	— †	—	— †	— †	—	— †
Class F-1	645	—	645	660	—	660
Class F-2	4,539	—	4,539	4,342	—	4,342
Class F-3	725	—	725	742	—	742
Class R-1	35	—	35	39	—	39
Class R-2	61	—	61	53	—	53
Class R-2E	7	—	7	5	—	5
Class R-3	84	—	84	73	—	73
Class R-4	127	—	127	162	—	162
Class R-5E	42	—	42	19	—	19
Class R-5	18	—	18	14	—	14
Class R-6	1,554	—	1,554	1,444	—	1,444
Total	$40,548	$—	$40,548	$39,330	$—	$39,330
Moderate Portfolio
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$39,374	$282	$39,656	$36,793	$3,339	$40,132
Class C	1,954	19	1,973	2,234	280	2,514
Class T	— †	— †	— †	— †	— †	— †
Class F-1	450	3	453	511	50	561
Class F-2	5,054	34	5,088	5,012	436	5,448
Class F-3	606	4	610	580	47	627
Class R-1	57	1	58	65	7	72
Class R-2	73	1	74	66	7	73
Class R-2E	2	— †	2	2	— †	2
Class R-3	204	2	206	173	17	190
Class R-4	94	1	95	66	7	73
Class R-5E	14	— †	14	11	1	12
Class R-5	22	— †	22	16	1	17
Class R-6	407	2	409	323	26	349
Total	$48,311	$349	$48,660	$45,852	$4,218	$50,070
Refer to the end of the table(s) for footnote(s).

17	American Funds Retirement Income Portfolio Series

Enhanced Portfolio
	Year ended October 31, 2025			Year ended October 31, 2024
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$43,575	$490	$44,065	$38,821	$4,049	$42,870
Class C	1,633	26	1,659	1,825	270	2,095
Class T	— †	— †	— †	— †	— †	— †
Class F-1	599	7	606	557	62	619
Class F-2	8,718	91	8,809	7,417	722	8,139
Class F-3	1,259	13	1,272	1,310	129	1,439
Class R-1	21	1	22	33	5	38
Class R-2	86	1	87	96	16	112
Class R-2E	14	— †	14	16	2	18
Class R-3	210	3	213	173	21	194
Class R-4	147	2	149	163	21	184
Class R-5E	63	1	64	49	4	53
Class R-5	10	— †	10	1	— †	1
Class R-6	407	4	411	310	28	338
Total	$56,742	$639	$57,381	$50,771	$5,329	$56,100
†
Amount less than one thousand.
6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50
For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. This share class reimburses CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of October 31, 2025, there were no unreimbursed expenses subject to reimbursement for any of the funds’ Class A shares.

American Funds Retirement Income Portfolio Series	18

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the year ended October 31, 2025, CRMC reimbursed transfer agent services fees of less than $1,000 for Class R-5E shares of Moderate Portfolio and $1,000 for Class R-3 of Enhanced Portfolio. CRMC does not intend to recoup this reimbursement.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
For the year ended October 31, 2025, the class-specific expenses of each fund under these agreements were as follows
(dollars in thousands):
Conservative Portfolio
Share class	Distribution services	Transfer agent services
Class A	$2,396	$289
Class C	947	30
Class T	—	— *
Class F-1	50	19
Class F-2	Not applicable	129
Class F-3	Not applicable	1
Class R-1	14	— *
Class R-2	18	5
Class R-2E	1	1
Class R-3	14	5
Class R-4	10	4
Class R-5E	Not applicable	1
Class R-5	Not applicable	— *
Class R-6	Not applicable	1
Total class-specific expenses	$3,450	$485
Refer to the end of the table(s) for footnote(s).
Moderate Portfolio

Share class	Distribution services	Transfer agent services
Class A	$3,254	$298
Class C	797	20
Class T	—	— *
Class F-1	36	14
Class F-2	Not applicable	129
Class F-3	Not applicable	— *
Class R-1	20	— *
Class R-2	21	5
Class R-2E	— *	— *
Class R-3	34	8
Class R-4	7	2
Class R-5E	Not applicable	1
Class R-5	Not applicable	— *
Class R-6	Not applicable	— *
Total class-specific expenses	$4,169	$477

19	American Funds Retirement Income Portfolio Series

Enhanced Portfolio

Share class	Distribution services	Transfer agent services
Class A	$3,915	$317
Class C	700	16
Class T	—	— *
Class F-1	51	22
Class F-2	Not applicable	257
Class F-3	Not applicable	1
Class R-1	9	— *
Class R-2	27	3
Class R-2E	3	1
Class R-3	38	7
Class R-4	10	— *
Class R-5E	Not applicable	3
Class R-5	Not applicable	— *
Class R-6	Not applicable	— *
Total class-specific expenses	$4,753	$627
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):
	Current fees	Increase in value of deferred amounts	Total trustees’ compensation
Conservative Portfolio	$3	$1	$4
Moderate Portfolio	4	2	6
Enhanced Portfolio	5	2	7
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.
Interfund lending — Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits each fund to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the year ended October 31, 2025.
7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.

American Funds Retirement Income Portfolio Series	20

8. Investment transactions

The funds engaged in purchases and sales of investment securities of affiliated issuers during the year ended October 31, 2025, as follows (dollars in thousands):
	Purchases	Sales
Conservative Portfolio	$136,804	$75,828
Moderate Portfolio	137,056	97,382
Enhanced Portfolio	232,116	71,017
9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):
Conservative Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$155,923	12,817	$30,064	2,497	$(143,299)	(11,817)	$42,688	3,497
Class C	10,928	910	2,381	199	(30,299)	(2,517)	(16,990)	(1,408)
Class T	—	—	—	—	—	—	—	—
Class F-1	3,801	313	643	53	(3,883)	(320)	561	46
Class F-2	33,993	2,771	4,530	375	(33,057)	(2,714)	5,466	432
Class F-3	3,249	268	725	60	(4,274)	(355)	(300)	(27)
Class R-1	111	9	35	3	(55)	(4)	91	8
Class R-2	390	32	61	5	(621)	(51)	(170)	(14)
Class R-2E	265	21	7	1	(234)	(19)	38	3
Class R-3	753	62	84	7	(820)	(67)	17	2
Class R-4	386	31	127	11	(618)	(51)	(105)	(9)
Class R-5E	1,041	86	42	3	(174)	(14)	909	75
Class R-5	139	12	17	1	(3)	— †	153	13
Class R-6	19,059	1,547	1,554	129	(14,450)	(1,180)	6,163	496
Total net increase (decrease)	$230,038	18,879	$40,270	3,344	$(231,787)	(19,109)	$38,521	3,114
Year ended October 31, 2024
Class A	$88,315	7,701	$28,736	2,502	$(163,420)	(14,368)	$(46,369)	(4,165)
Class C	7,285	641	2,793	245	(33,048)	(2,913)	(22,970)	(2,027)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,001	177	660	58	(6,630)	(584)	(3,969)	(349)
Class F-2	27,450	2,394	4,334	376	(36,617)	(3,200)	(4,833)	(430)
Class F-3	2,598	225	742	65	(5,869)	(518)	(2,529)	(228)
Class R-1	90	8	39	4	(475)	(42)	(346)	(30)
Class R-2	648	56	53	5	(151)	(13)	550	48
Class R-2E	125	11	5	— †	(51)	(4)	79	7
Class R-3	786	68	73	6	(452)	(40)	407	34
Class R-4	556	48	162	14	(3,838)	(333)	(3,120)	(271)
Class R-5E	215	18	18	2	(56)	(5)	177	15
Class R-5	10	1	13	1	(9)	(1)	14	1
Class R-6	14,936	1,303	1,444	125	(17,079)	(1,495)	(699)	(67)
Total net increase (decrease)	$145,015	12,651	$39,072	3,403	$(267,695)	(23,516)	$(83,608)	(7,462)
Refer to the end of the table(s) for footnote(s).

21	American Funds Retirement Income Portfolio Series

Moderate Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$152,085	11,619	$39,106	3,014	$(176,142)	(13,501)	$15,049	1,132
Class C	10,687	823	1,967	153	(25,986)	(2,003)	(13,332)	(1,027)
Class T	—	—	—	—	—	—	—	—
Class F-1	815	63	449	35	(2,317)	(180)	(1,053)	(82)
Class F-2	31,049	2,376	4,963	382	(34,189)	(2,614)	1,823	144
Class F-3	1,119	86	610	47	(4,586)	(354)	(2,857)	(221)
Class R-1	580	44	58	4	(1,357)	(108)	(719)	(60)
Class R-2	328	25	74	6	(635)	(49)	(233)	(18)
Class R-2E	4	1	2	— †	— †	— †	6	1
Class R-3	2,113	160	206	16	(2,433)	(186)	(114)	(10)
Class R-4	1,405	106	95	8	(794)	(59)	706	55
Class R-5E	152	11	13	1	(156)	(11)	9	1
Class R-5	257	20	21	1	(56)	(4)	222	17
Class R-6	5,196	396	410	31	(3,324)	(247)	2,282	180
Total net increase (decrease)	$205,790	15,730	$47,974	3,698	$(251,975)	(19,316)	$1,789	112
Year ended October 31, 2024
Class A	$132,081	10,895	$39,615	3,269	$(173,316)	(14,373)	$(1,620)	(209)
Class C	9,400	781	2,505	208	(29,898)	(2,487)	(17,993)	(1,498)
Class T	—	—	—	—	—	—	—	—
Class F-1	883	72	557	46	(4,949)	(403)	(3,509)	(285)
Class F-2	24,126	1,979	5,343	441	(43,238)	(3,567)	(13,769)	(1,147)
Class F-3	5,779	467	626	52	(4,106)	(337)	2,299	182
Class R-1	602	48	72	6	(519)	(42)	155	12
Class R-2	357	30	73	6	(87)	(7)	343	29
Class R-2E	4	— †	2	— †	— †	— †	6	— †
Class R-3	2,506	205	190	15	(1,262)	(106)	1,434	114
Class R-4	370	29	73	6	(456)	(38)	(13)	(3)
Class R-5E	178	15	12	1	(129)	(11)	61	5
Class R-5	15	2	17	1	(86)	(7)	(54)	(4)
Class R-6	2,321	191	350	29	(2,035)	(168)	636	52
Total net increase (decrease)	$178,622	14,714	$49,435	4,080	$(260,081)	(21,546)	$(32,024)	(2,752)
Refer to the end of the table for footnotes.

American Funds Retirement Income Portfolio Series	22

Enhanced Portfolio
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2025
Class A	$230,681	15,928	$43,331	3,033	$(189,733)	(13,195)	$84,279	5,766
Class C	7,310	511	1,651	117	(24,385)	(1,711)	(15,424)	(1,083)
Class T	—	—	—	—	—	—	—	—
Class F-1	3,977	272	604	42	(3,978)	(272)	603	42
Class F-2	61,558	4,257	8,506	594	(41,999)	(2,928)	28,065	1,923
Class F-3	6,424	438	1,272	89	(7,673)	(529)	23	(2)
Class R-1	49	3	22	2	(1,365)	(95)	(1,294)	(90)
Class R-2	1,083	77	87	6	(1,966)	(131)	(796)	(48)
Class R-2E	22	2	14	1	(4)	— †	32	3
Class R-3	2,806	194	213	15	(1,274)	(86)	1,745	123
Class R-4	157	10	149	10	(353)	(25)	(47)	(5)
Class R-5E	607	40	64	4	(317)	(22)	354	22
Class R-5	474	34	10	1	(25)	(2)	459	33
Class R-6	4,628	323	411	29	(1,522)	(107)	3,517	245
Total net increase (decrease)	$319,776	22,089	$56,334	3,943	$(274,594)	(19,103)	$101,516	6,929
Year ended October 31, 2024
Class A	$163,189	12,404	$42,213	3,224	$(182,571)	(13,978)	$22,831	1,650
Class C	8,103	618	2,087	161	(24,650)	(1,894)	(14,460)	(1,115)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,798	137	619	47	(3,604)	(277)	(1,187)	(93)
Class F-2	46,498	3,528	7,970	607	(48,889)	(3,759)	5,579	376
Class F-3	12,011	941	1,439	110	(12,200)	(929)	1,250	122
Class R-1	324	24	37	3	(391)	(30)	(30)	(3)
Class R-2	477	36	112	8	(2,341)	(179)	(1,752)	(135)
Class R-2E	9	1	17	1	(173)	(13)	(147)	(11)
Class R-3	1,089	84	194	15	(1,490)	(114)	(207)	(15)
Class R-4	407	31	184	14	(2,943)	(227)	(2,352)	(182)
Class R-5E	570	44	53	4	(83)	(6)	540	42
Class R-5	— †	— †	— †	— †	—	—	— †	— †
Class R-6	2,596	198	339	26	(778)	(60)	2,157	164
Total net increase (decrease)	$237,071	18,046	$55,264	4,220	$(280,113)	(21,466)	$12,222	800
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.

23	American Funds Retirement Income Portfolio Series

Financial highlights
Conservative Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$11.87	$.40	$.84	$1.24	$(.40 )	$—	$(.40 )	$12.71	10.64%	$1,003	.31%	.31%	.59%	3.29%
10/31/2024	10.44	.38	1.43	1.81	(.38 )	—	(.38 )	11.87	17.49	895.31		.31	.59	3.29
10/31/2023	10.67	.39	(.25 )	.14	(.37 )	—	(.37 )	10.44	1.20	830.30		.30	.57	3.53
10/31/2022	12.49	.29	(1.70)	(1.41)	(.29 )	(.12 )	(.41 )	10.67	(11.55)	929.34		.34	.60	2.48
10/31/2021	11.35	.23	1.34	1.57	(.34 )	(.09 )	(.43 )	12.49	14.03	1,024.35		.35	.61	1.86
Class C:
10/31/2025	11.81	.31	.82	1.13	(.30 )	—	(.30 )	12.64	9.77	91	1.05	1.05	1.33	2.57
10/31/2024	10.38	.29	1.43	1.72	(.29 )	—	(.29 )	11.81	16.70	102	1.05	1.05	1.33	2.57
10/31/2023	10.61	.30	(.25 )	.05	(.28 )	—	(.28 )	10.38	.42	111	1.05	1.05	1.32	2.79
10/31/2022	12.42	.21	(1.69)	(1.48)	(.21 )	(.12 )	(.33 )	10.61	(12.17)	131	1.05	1.05	1.31	1.78
10/31/2021	11.29	.14	1.34	1.48	(.26 )	(.09 )	(.35 )	12.42	13.25	155	1.05	1.05	1.31	1.16
Class T:
10/31/2025	11.88	.43	.85	1.28	(.43 )	—	(.43 )	12.73	11.00 [6]	— [7]	.05 [6]	.05 [6]	.33 [6]	3.56 [6]
10/31/2024	10.45	.41	1.43	1.84	(.41 )	—	(.41 )	11.88	17.80 [6]	— [7]	.04 [6]	.04 [6]	.32 [6]	3.56 [6]
10/31/2023	10.68	.42	(.25 )	.17	(.40 )	—	(.40 )	10.45	1.47 [6]	— [7]	.02 [6]	.02 [6]	.29 [6]	3.80 [6]
10/31/2022	12.50	.33	(1.70)	(1.37)	(.33 )	(.12 )	(.45 )	10.68	(11.27)[6]	— [7]	.05 [6]	.05 [6]	.31 [6]	2.79 [6]
10/31/2021	11.36	.27	1.34	1.61	(.38 )	(.09 )	(.47 )	12.50	14.34 [6]	— [7]	.05 [6]	.05 [6]	.31 [6]	2.18 [6]
Class F-1:
10/31/2025	11.88	.39	.84	1.23	(.39 )	—	(.39 )	12.72	10.57	21.36		.36	.64	3.24
10/31/2024	10.44	.37	1.44	1.81	(.37 )	—	(.37 )	11.88	17.50	19.37		.37	.65	3.27
10/31/2023	10.67	.38	(.25 )	.13	(.36 )	—	(.36 )	10.44	1.10	21.37		.37	.64	3.47
10/31/2022	12.49	.29	(1.70)	(1.41)	(.29 )	(.12 )	(.41 )	10.67	(11.57)	26.37		.37	.63	2.47
10/31/2021	11.36	.23	1.33	1.56	(.34 )	(.09 )	(.43 )	12.49	13.90	30.37		.37	.63	1.85
Class F-2:
10/31/2025	11.90	.42	.84	1.26	(.42 )	—	(.42 )	12.74	10.82	143.12		.12	.40	3.49
10/31/2024	10.46	.40	1.44	1.84	(.40 )	—	(.40 )	11.90	17.78	129.12		.12	.40	3.47
10/31/2023	10.69	.41	(.25 )	.16	(.39 )	—	(.39 )	10.46	1.37	117.12		.12	.39	3.72
10/31/2022	12.52	.32	(1.71)	(1.39)	(.32 )	(.12 )	(.44 )	10.69	(11.39)	146.12		.12	.38	2.71
10/31/2021	11.37	.25	1.36	1.61	(.37 )	(.09 )	(.46 )	12.52	14.35	150.12		.12	.38	2.08
Class F-3:
10/31/2025	11.89	.44	.83	1.27	(.43 )	—	(.43 )	12.73	10.93	22.02		.02	.30	3.60
10/31/2024	10.45	.41	1.44	1.85	(.41 )	—	(.41 )	11.89	17.91	21.02		.02	.30	3.61
10/31/2023	10.68	.41	(.24 )	.17	(.40 )	—	(.40 )	10.45	1.48	21.02		.02	.29	3.76
10/31/2022	12.51	.34	(1.72)	(1.38)	(.33 )	(.12 )	(.45 )	10.68	(11.32)	22.02		.02	.28	2.93
10/31/2021	11.37	.26	1.35	1.61	(.38 )	(.09 )	(.47 )	12.51	14.36	22.02		.02	.28	2.10
Class R-1:
10/31/2025	11.84	.31	.84	1.15	(.31 )	—	(.31 )	12.68	9.88	2	1.04	1.04	1.32	2.53
10/31/2024	10.41	.30	1.43	1.73	(.30 )	—	(.30 )	11.84	16.69	1	1.04	1.04	1.32	2.62
10/31/2023	10.64	.30	(.24 )	.06	(.29 )	—	(.29 )	10.41	.45	1	1.04	1.04	1.31	2.76
10/31/2022	12.46	.21	(1.70)	(1.49)	(.21 )	(.12 )	(.33 )	10.64	(12.23)	2	1.04	1.04	1.30	1.82
10/31/2021	11.32	.14	1.35	1.49	(.26 )	(.09 )	(.35 )	12.46	13.27	2	1.07	1.07	1.33	1.12
Class R-2:
10/31/2025	11.84	.31	.84	1.15	(.31 )	—	(.31 )	12.68	9.91	2.99		.99	1.27	2.60
10/31/2024	10.42	.29	1.43	1.72	(.30 )	—	(.30 )	11.84	16.66	2	1.00	1.00	1.28	2.56
10/31/2023	10.65	.30	(.24 )	.06	(.29 )	—	(.29 )	10.42	.48	2	1.03	1.03	1.30	2.76
10/31/2022	12.47	.21	(1.70)	(1.49)	(.21 )	(.12 )	(.33 )	10.65	(12.20)	1	1.03	1.03	1.29	1.82
10/31/2021	11.33	.15	1.34	1.49	(.26 )	(.09 )	(.35 )	12.47	13.31	2	1.01	1.01	1.27	1.24
Class R-2E:
10/31/2025	11.89	.34	.84	1.18	(.34 )	—	(.34 )	12.73	10.13	— [7]	.79	.79	1.07	2.82
10/31/2024	10.46	.32	1.44	1.76	(.33 )	—	(.33 )	11.89	16.99	— [7]	.76	.76	1.04	2.75
10/31/2023	10.68	.33	(.25 )	.08	(.30 )	—	(.30 )	10.46	.71 [6]	— [7]	.78 [6]	.78 [6]	1.05 [6]	2.99 [6]
10/31/2022	12.51	.24	(1.71)	(1.47)	(.24 )	(.12 )	(.36 )	10.68	(11.97)[6]	— [7]	.76 [6]	.76 [6]	1.02 [6]	2.08 [6]
10/31/2021	11.38	.15	1.40	1.55	(.33 )	(.09 )	(.42 )	12.51	13.81	— [7]	.68	.63	.89	1.22
Refer to the end of the table(s) for footnote(s).

American Funds Retirement Income Portfolio Series	24

Financial highlights (continued)
Conservative Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$11.89	$.35	$.84	$1.19	$(.35 )	$—	$(.35 )	$12.73	10.22%	$3	.67%	.67%	.95%	2.90%
10/31/2024	10.45	.33	1.45	1.78	(.34 )	—	(.34 )	11.89	17.17	3.67		.67	.95	2.90
10/31/2023	10.69	.35	(.26 )	.09	(.33 )	—	(.33 )	10.45	.76	2.65		.65	.92	3.16
10/31/2022	12.51	.27	(1.72)	(1.45)	(.25 )	(.12 )	(.37 )	10.69	(11.82)	2.62		.62	.88	2.27
10/31/2021	11.36	.19	1.36	1.55	(.31 )	(.09 )	(.40 )	12.51	13.77	4.63		.63	.89	1.59
Class R-4:
10/31/2025	11.98	.40	.84	1.24	(.39 )	—	(.39 )	12.83	10.56	4.36		.36	.64	3.24
10/31/2024	10.52	.39	1.44	1.83	(.37 )	—	(.37 )	11.98	17.54	4.35		.35	.63	3.43
10/31/2023	10.75	.38	(.25 )	.13	(.36 )	—	(.36 )	10.52	1.14	6.34		.34	.61	3.45
10/31/2022	12.59	.30	(1.73)	(1.43)	(.29 )	(.12 )	(.41 )	10.75	(11.62)	6.33		.33	.59	2.50
10/31/2021	11.36	.12	1.44	1.56	(.24 )	(.09 )	(.33 )	12.59	13.90	9.38		.38	.64	1.03
Class R-5E:
10/31/2025	11.97	.40	.87	1.27	(.42 )	—	(.42 )	12.82	10.84	2.12		.12	.40	3.25
10/31/2024	10.52	.39	1.46	1.85	(.40 )	—	(.40 )	11.97	17.74	1.15		.15	.43	3.38
10/31/2023	10.75	.40	(.24 )	.16	(.39 )	—	(.39 )	10.52	1.35	— [7]	.14	.14	.41	3.61
10/31/2022	12.58	.32	(1.71)	(1.39)	(.32 )	(.12 )	(.44 )	10.75	(11.34)	— [7]	.12	.12	.38	2.70
10/31/2021	11.43	.23	1.38	1.61	(.37 )	(.09 )	(.46 )	12.58	14.32	— [7]	.10	.09	.35	1.86
Class R-5:
10/31/2025	11.91	.42	.84	1.26	(.42 )	—	(.42 )	12.75	10.85	1.08		.08	.36	3.42
10/31/2024	10.46	.40	1.46	1.86	(.41 )	—	(.41 )	11.91	17.93	— [7]	.07	.07	.35	3.52
10/31/2023	10.69	.47	(.31 )	.16	(.39 )	—	(.39 )	10.46	1.41	— [7]	.08	.08	.35	4.25
10/31/2022	12.52	.45	(1.83)	(1.38)	(.33 )	(.12 )	(.45 )	10.69	(11.34)	1.03		.03	.29	3.76
10/31/2021	11.38	.27	1.34	1.61	(.38 )	(.09 )	(.47 )	12.52	14.33	2.04		.04	.30	2.18
Class R-6:
10/31/2025	11.90	.44	.84	1.28	(.43 )	—	(.43 )	12.75	11.01	51.02		.02	.30	3.58
10/31/2024	10.46	.41	1.44	1.85	(.41 )	—	(.41 )	11.90	17.89	42.02		.02	.30	3.58
10/31/2023	10.69	.40	(.23 )	.17	(.40 )	—	(.40 )	10.46	1.47	38.02		.02	.29	3.67
10/31/2022	12.52	.33	(1.71)	(1.38)	(.33 )	(.12 )	(.45 )	10.69	(11.31)	28.02		.02	.28	2.82
10/31/2021	11.38	.27	1.34	1.61	(.38 )	(.09 )	(.47 )	12.52	14.35	31.03		.03	.29	2.21
Refer to the end of the table(s) for footnote(s).

25	American Funds Retirement Income Portfolio Series

Financial highlights (continued)
Moderate Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$12.68	$.42	$1.18	$1.60	$(.42 )	$— [8]	$(.42 )	$13.86	12.89%	$1,326	.30%	.30%	.59%	3.21%
10/31/2024	10.86	.39	1.86	2.25	(.39 )	(.04 )	(.43 )	12.68	20.94	1,199.31		.31	.60	3.24
10/31/2023	11.12	.38	(.05 )	.33	(.38 )	(.21 )	(.59 )	10.86	2.79	1,029.30		.30	.60	3.37
10/31/2022	13.06	.31	(1.77)	(1.46)	(.32 )	(.16 )	(.48 )	11.12	(11.49)	1,053.32		.32	.62	2.58
10/31/2021	11.34	.27	1.91	2.18	(.33 )	(.13 )	(.46 )	13.06	19.52	1,189.32		.32	.60	2.15
Class C:
10/31/2025	12.62	.32	1.18	1.50	(.32 )	— [8]	(.32 )	13.80	12.10	78	1.04	1.04	1.33	2.50
10/31/2024	10.80	.31	1.85	2.16	(.30 )	(.04 )	(.34 )	12.62	20.15	84	1.04	1.04	1.33	2.54
10/31/2023	11.06	.30	(.06 )	.24	(.29 )	(.21 )	(.50 )	10.80	2.02	88	1.04	1.04	1.34	2.64
10/31/2022	12.99	.23	(1.77)	(1.54)	(.23 )	(.16 )	(.39 )	11.06	(12.13)	100	1.04	1.04	1.34	1.87
10/31/2021	11.29	.18	1.89	2.07	(.24 )	(.13 )	(.37 )	12.99	18.59	119	1.04	1.04	1.32	1.43
Class T:
10/31/2025	12.68	.46	1.18	1.64	(.45 )	— [8]	(.45 )	13.87	13.28 [6]	— [7]	.03 [6]	.03 [6]	.32 [6]	3.49 [6]
10/31/2024	10.86	.43	1.86	2.29	(.43 )	(.04 )	(.47 )	12.68	21.28 [6]	— [7]	.02 [6]	.02 [6]	.31 [6]	3.54 [6]
10/31/2023	11.12	.42	(.06 )	.36	(.41 )	(.21 )	(.62 )	10.86	3.07 [6]	— [7]	.02 [6]	.02 [6]	.32 [6]	3.67 [6]
10/31/2022	13.06	.35	(1.77)	(1.42)	(.36 )	(.16 )	(.52 )	11.12	(11.24)[6]	— [7]	.05 [6]	.05 [6]	.35 [6]	2.87 [6]
10/31/2021	11.34	.31	1.90	2.21	(.36 )	(.13 )	(.49 )	13.06	19.83 [6]	— [7]	.05 [6]	.05 [6]	.33 [6]	2.44 [6]
Class F-1:
10/31/2025	12.68	.42	1.18	1.60	(.41 )	— [8]	(.41 )	13.87	12.89	15.36		.36	.65	3.17
10/31/2024	10.86	.39	1.85	2.24	(.38 )	(.04 )	(.42 )	12.68	20.85	15.37		.37	.66	3.20
10/31/2023	11.12	.37	(.05 )	.32	(.37 )	(.21 )	(.58 )	10.86	2.71	16.37		.37	.67	3.29
10/31/2022	13.06	.31	(1.78)	(1.47)	(.31 )	(.16 )	(.47 )	11.12	(11.54)	18.37		.37	.67	2.54
10/31/2021	11.34	.27	1.90	2.17	(.32 )	(.13 )	(.45 )	13.06	19.46	22.37		.37	.65	2.14
Class F-2:
10/31/2025	12.70	.45	1.18	1.63	(.44 )	— [8]	(.44 )	13.89	13.17	160.10		.10	.39	3.40
10/31/2024	10.88	.42	1.86	2.28	(.42 )	(.04 )	(.46 )	12.70	21.13	145.11		.11	.40	3.45
10/31/2023	11.13	.40	(.04 )	.36	(.40 )	(.21 )	(.61 )	10.88	3.07	137.11		.11	.41	3.55
10/31/2022	13.08	.34	(1.78)	(1.44)	(.35 )	(.16 )	(.51 )	11.13	(11.36)	135.11		.11	.41	2.78
10/31/2021	11.36	.30	1.90	2.20	(.35 )	(.13 )	(.48 )	13.08	19.73	140.11		.11	.39	2.36
Class F-3:
10/31/2025	12.69	.46	1.17	1.63	(.45 )	— [8]	(.45 )	13.87	13.19	18.02		.02	.31	3.52
10/31/2024	10.86	.43	1.87	2.30	(.43 )	(.04 )	(.47 )	12.69	21.37	19.02		.02	.31	3.54
10/31/2023	11.12	.43	(.07 )	.36	(.41 )	(.21 )	(.62 )	10.86	3.07	14.02		.02	.32	3.73
10/31/2022	13.07	.34	(1.77)	(1.43)	(.36 )	(.16 )	(.52 )	11.12	(11.28)	17.02		.02	.32	2.84
10/31/2021	11.35	.30	1.91	2.21	(.36 )	(.13 )	(.49 )	13.07	19.85	16.02		.02	.30	2.37
Class R-1:
10/31/2025	12.61	.36	1.15	1.51	(.33 )	— [8]	(.33 )	13.79	12.18	2	1.03	1.03	1.32	2.77
10/31/2024	10.81	.31	1.84	2.15	(.31 )	(.04 )	(.35 )	12.61	20.05	3	1.03	1.03	1.32	2.56
10/31/2023	11.07	.30	(.06 )	.24	(.29 )	(.21 )	(.50 )	10.81	2.07	2	1.03	1.03	1.33	2.61
10/31/2022	13.01	.23	(1.77)	(1.54)	(.24 )	(.16 )	(.40 )	11.07	(12.13)	2	1.02	1.02	1.32	1.90
10/31/2021	11.33	.14	1.91	2.05	(.24 )	(.13 )	(.37 )	13.01	18.35	2	1.06	1.06	1.34	1.12
Class R-2:
10/31/2025	12.64	.34	1.16	1.50	(.33 )	— [8]	(.33 )	13.81	12.14	3.95		.95	1.24	2.58
10/31/2024	10.82	.31	1.87	2.18	(.32 )	(.04 )	(.36 )	12.64	20.32	3.91		.91	1.20	2.60
10/31/2023	11.08	.31	(.05 )	.26	(.31 )	(.21 )	(.52 )	10.82	2.19	2.90		.90	1.20	2.74
10/31/2022	13.01	.24	(1.77)	(1.53)	(.24 )	(.16 )	(.40 )	11.08	(12.05)	2.85		.85	1.15	1.97
10/31/2021	11.30	.20	1.90	2.10	(.26 )	(.13 )	(.39 )	13.01	18.84	4.90		.90	1.18	1.58
Class R-2E:
10/31/2025	12.70	.37	1.19	1.56	(.37 )	— [8]	(.37 )	13.89	12.51 [6]	— [7]	.70 [6]	.70 [6]	.99 [6]	2.80 [6]
10/31/2024	10.88	.35	1.86	2.21	(.35 )	(.04 )	(.39 )	12.70	20.45 [6]	— [7]	.69 [6]	.69 [6]	.98 [6]	2.84 [6]
10/31/2023	11.14	.34	(.06 )	.28	(.33 )	(.21 )	(.54 )	10.88	2.40 [6]	— [7]	.68 [6]	.68 [6]	.98 [6]	2.96 [6]
10/31/2022	13.08	.27	(1.77)	(1.50)	(.28 )	(.16 )	(.44 )	11.14	(11.78)[6]	— [7]	.66 [6]	.66 [6]	.96 [6]	2.24 [6]
10/31/2021	11.36	.23	1.91	2.14	(.29 )	(.13 )	(.42 )	13.08	19.10 [6]	— [7]	.68 [6]	.66 [6]	.94 [6]	1.82 [6]
Refer to the end of the table(s) for footnote(s).

American Funds Retirement Income Portfolio Series	26

Financial highlights (continued)
Moderate Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$12.65	$.38	$1.18	$1.56	$(.38 )	$— [8]	$(.38 )	$13.83	12.59%	$7	.61%	.61%	.90%	2.95%
10/31/2024	10.84	.36	1.86	2.22	(.37 )	(.04 )	(.41 )	12.65	20.65	7.55		.55	.84	2.96
10/31/2023	11.10	.35	(.04 )	.31	(.36 )	(.21 )	(.57 )	10.84	2.62	5.49		.49	.79	3.08
10/31/2022	13.04	.30	(1.79)	(1.49)	(.29 )	(.16 )	(.45 )	11.10	(11.76)	2.54		.54	.84	2.44
10/31/2021	11.33	.22	1.92	2.14	(.30 )	(.13 )	(.43 )	13.04	19.17	4.59		.59	.87	1.75
Class R-4:
10/31/2025	12.68	.40	1.20	1.60	(.42 )	— [8]	(.42 )	13.86	12.88	3.32		.32	.61	3.05
10/31/2024	10.85	.39	1.87	2.26	(.39 )	(.04 )	(.43 )	12.68	21.00	2.34		.34	.63	3.23
10/31/2023	11.11	.39	(.07 )	.32	(.37 )	(.21 )	(.58 )	10.85	2.75	2.35		.35	.65	3.39
10/31/2022	13.06	.30	(1.77)	(1.47)	(.32 )	(.16 )	(.48 )	11.11	(11.58)	2.35		.35	.65	2.49
10/31/2021	11.34	.26	1.92	2.18	(.33 )	(.13 )	(.46 )	13.06	19.54	1.34		.34	.62	2.02
Class R-5E:
10/31/2025	12.69	.43	1.19	1.62	(.43 )	— [8]	(.43 )	13.88	13.05	— [7]	.21	.19	.48	3.25
10/31/2024	10.87	.42	1.85	2.27	(.41 )	(.04 )	(.45 )	12.69	21.10	— [7]	.17	.17	.46	3.41
10/31/2023	11.13	.39	(.05 )	.34	(.39 )	(.21 )	(.60 )	10.87	2.95	— [7]	.15	.15	.45	3.44
10/31/2022	13.07	.33	(1.77)	(1.44)	(.34 )	(.16 )	(.50 )	11.13	(11.32)	— [7]	.16	.16	.46	2.78
10/31/2021	11.36	.24	1.96	2.20	(.36 )	(.13 )	(.49 )	13.07	19.72	— [7]	.14	.12	.40	1.89
Class R-5:
10/31/2025	12.73	.44	1.21	1.65	(.45 )	— [8]	(.45 )	13.93	13.26	1.07		.07	.36	3.32
10/31/2024	10.90	.42	1.87	2.29	(.42 )	(.04 )	(.46 )	12.73	21.23	— [7]	.07	.07	.36	3.45
10/31/2023	11.16	.41	(.06 )	.35	(.40 )	(.21 )	(.61 )	10.90	3.01	— [7]	.07	.07	.37	3.59
10/31/2022	13.11	.35	(1.79)	(1.44)	(.35 )	(.16 )	(.51 )	11.16	(11.29)	— [7]	.07	.07	.37	2.84
10/31/2021	11.38	.30	1.92	2.22	(.36 )	(.13 )	(.49 )	13.11	19.81	1.07		.07	.35	2.31
Class R-6:
10/31/2025	12.71	.45	1.19	1.64	(.45 )	— [8]	(.45 )	13.90	13.25	14.02		.02	.31	3.42
10/31/2024	10.89	.43	1.86	2.29	(.43 )	(.04 )	(.47 )	12.71	21.22	10.02		.02	.31	3.51
10/31/2023	11.14	.38	(.01 )	.37	(.41 )	(.21 )	(.62 )	10.89	3.16	8.02		.02	.32	3.36
10/31/2022	13.09	.35	(1.78)	(1.43)	(.36 )	(.16 )	(.52 )	11.14	(11.27)	4.02		.02	.32	2.88
10/31/2021	11.37	.29	1.92	2.21	(.36 )	(.13 )	(.49 )	13.09	19.81	4.02		.02	.30	2.28
Refer to the end of the table(s) for footnote(s).

27	American Funds Retirement Income Portfolio Series

Financial highlights (continued)
Enhanced Portfolio

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
10/31/2025	$13.86	$.44	$1.58	$2.02	$(.44 )	$(.01 )	$(.45 )	$15.43	14.82%	$1,602	.31%	.31%	.61%	3.03%
10/31/2024	11.54	.40	2.36	2.76	(.40 )	(.04 )	(.44 )	13.86	24.24	1,359.30		.30	.60	3.08
10/31/2023	11.70	.37	.15	.52	(.37 )	(.31 )	(.68 )	11.54	4.43	1,113.30		.30	.60	3.07
10/31/2022	13.94	.32	(1.96)	(1.64)	(.32 )	(.28 )	(.60 )	11.70	(12.21)	1,082.34		.34	.64	2.46
10/31/2021	11.48	.30	2.51	2.81	(.31 )	(.04 )	(.35 )	13.94	24.73	1,162.31		.31	.60	2.25
Class C:
10/31/2025	13.81	.34	1.56	1.90	(.33 )	(.01 )	(.34 )	15.37	13.94	67	1.04	1.04	1.34	2.37
10/31/2024	11.49	.31	2.35	2.66	(.30 )	(.04 )	(.34 )	13.81	23.41	75	1.04	1.04	1.34	2.39
10/31/2023	11.65	.28	.15	.43	(.28 )	(.31 )	(.59 )	11.49	3.65	75	1.04	1.04	1.34	2.35
10/31/2022	13.88	.23	(1.96)	(1.73)	(.22 )	(.28 )	(.50 )	11.65	(12.84)	85	1.04	1.04	1.34	1.77
10/31/2021	11.43	.20	2.50	2.70	(.21 )	(.04 )	(.25 )	13.88	23.86	103	1.04	1.04	1.33	1.54
Class T:
10/31/2025	13.87	.48	1.59	2.07	(.48 )	(.01 )	(.49 )	15.45	15.20 [6]	— [7]	.03 [6]	.03 [6]	.33 [6]	3.33 [6]
10/31/2024	11.55	.44	2.36	2.80	(.44 )	(.04 )	(.48 )	13.87	24.56 [6]	— [7]	.02 [6]	.02 [6]	.32 [6]	3.38 [6]
10/31/2023	11.71	.41	.14	.55	(.40 )	(.31 )	(.71 )	11.55	4.71 [6]	— [7]	.02 [6]	.02 [6]	.32 [6]	3.37 [6]
10/31/2022	13.95	.36	(1.96)	(1.60)	(.36 )	(.28 )	(.64 )	11.71	(11.94)[6]	— [7]	.05 [6]	.05 [6]	.35 [6]	2.77 [6]
10/31/2021	11.48	.34	2.51	2.85	(.34 )	(.04 )	(.38 )	13.95	25.13 [6]	— [7]	.05 [6]	.05 [6]	.34 [6]	2.54 [6]
Class F-1:
10/31/2025	13.87	.43	1.59	2.02	(.43 )	(.01 )	(.44 )	15.45	14.80	22.37		.37	.67	2.99
10/31/2024	11.55	.40	2.35	2.75	(.39 )	(.04 )	(.43 )	13.87	24.10	19.39		.39	.69	3.02
10/31/2023	11.71	.36	.15	.51	(.36 )	(.31 )	(.67 )	11.55	4.31	17.38		.38	.68	3.00
10/31/2022	13.95	.31	(1.96)	(1.65)	(.31 )	(.28 )	(.59 )	11.71	(12.24)	24.39		.39	.69	2.43
10/31/2021	11.48	.29	2.52	2.81	(.30 )	(.04 )	(.34 )	13.95	24.72	27.38		.38	.67	2.23
Class F-2:
10/31/2025	13.89	.47	1.58	2.05	(.47 )	(.01 )	(.48 )	15.46	15.00	310.11		.11	.41	3.22
10/31/2024	11.56	.43	2.37	2.80	(.43 )	(.04 )	(.47 )	13.89	24.51	252.12		.12	.42	3.27
10/31/2023	11.72	.39	.15	.54	(.39 )	(.31 )	(.70 )	11.56	4.61	206.12		.12	.42	3.25
10/31/2022	13.96	.34	(1.95)	(1.61)	(.35 )	(.28 )	(.63 )	11.72	(12.00)	198.12		.12	.42	2.68
10/31/2021	11.50	.33	2.50	2.83	(.33 )	(.04 )	(.37 )	13.96	24.91	218.12		.12	.41	2.45
Class F-3:
10/31/2025	13.87	.48	1.59	2.07	(.48 )	(.01 )	(.49 )	15.45	15.20	42.02		.02	.32	3.34
10/31/2024	11.55	.44	2.36	2.80	(.44 )	(.04 )	(.48 )	13.87	24.56	38.02		.02	.32	3.33
10/31/2023	11.71	.40	.15	.55	(.40 )	(.31 )	(.71 )	11.55	4.71	30.02		.02	.32	3.33
10/31/2022	13.95	.35	(1.95)	(1.60)	(.36 )	(.28 )	(.64 )	11.71	(11.92)	28.02		.02	.32	2.77
10/31/2021	11.49	.33	2.52	2.85	(.35 )	(.04 )	(.39 )	13.95	25.06	27.02		.02	.31	2.49
Class R-1:
10/31/2025	13.84	.36	1.56	1.92	(.24 )	(.01 )	(.25 )	15.51	14.07 [6]	— [7]	1.02 [6]	1.02 [6]	1.32 [6]	2.54 [6]
10/31/2024	11.53	.31	2.35	2.66	(.31 )	(.04 )	(.35 )	13.84	23.32	1	1.02	1.02	1.32	2.39
10/31/2023	11.69	.28	.16	.44	(.29 )	(.31 )	(.60 )	11.53	3.72	1	1.01	1.01	1.31	2.29
10/31/2022	13.93	.22	(1.94)	(1.72)	(.24 )	(.28 )	(.52 )	11.69	(12.76)	1	1.00	1.00	1.30	1.72
10/31/2021	11.46	.16	2.55	2.71	(.20 )	(.04 )	(.24 )	13.93	23.82	1	1.02	1.02	1.31	1.18
Class R-2:
10/31/2025	13.78	.34	1.59	1.93	(.35 )	(.01 )	(.36 )	15.35	14.22	3.84		.84	1.14	2.38
10/31/2024	11.47	.34	2.33	2.67	(.32 )	(.04 )	(.36 )	13.78	23.52	3.86		.86	1.16	2.64
10/31/2023	11.63	.29	.16	.45	(.30 )	(.31 )	(.61 )	11.47	3.85	4.90		.90	1.20	2.46
10/31/2022	13.86	.25	(1.95)	(1.70)	(.25 )	(.28 )	(.53 )	11.63	(12.67)	4.86		.86	1.16	1.93
10/31/2021	11.42	.23	2.49	2.72	(.24 )	(.04 )	(.28 )	13.86	24.06	4.86		.86	1.15	1.70
Class R-2E:
10/31/2025	13.86	.37	1.58	1.95	(.37 )	(.01 )	(.38 )	15.43	14.27	1.80		.80	1.10	2.55
10/31/2024	11.54	.35	2.35	2.70	(.34 )	(.04 )	(.38 )	13.86	23.62	1.81		.81	1.11	2.68
10/31/2023	11.70	.31	.15	.46	(.31 )	(.31 )	(.62 )	11.54	3.90	1.80		.80	1.10	2.59
10/31/2022	13.95	.27	(1.97)	(1.70)	(.27 )	(.28 )	(.55 )	11.70	(12.60)	1.79		.79	1.09	2.14
10/31/2021	11.49	.24	2.52	2.76	(.26 )	(.04 )	(.30 )	13.95	24.21	— [7]	.77	.77	1.06	1.84
Refer to the end of the table(s) for footnote(s).

American Funds Retirement Income Portfolio Series	28

Financial highlights (continued)
Enhanced Portfolio (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-3:
10/31/2025	$13.82	$.38	$1.59	$1.97	$(.40 )	$(.01 )	$(.41 )	$15.38	14.47%	$9	.61%	.60%	.90%	2.67%
10/31/2024	11.51	.37	2.35	2.72	(.37 )	(.04 )	(.41 )	13.82	23.86	6.60		.60	.90	2.80
10/31/2023	11.67	.31	.18	.49	(.34 )	(.31 )	(.65 )	11.51	4.18	5.60		.60	.90	2.61
10/31/2022	13.91	.27	(1.94)	(1.67)	(.29 )	(.28 )	(.57 )	11.67	(12.41)	4.55		.55	.85	2.11
10/31/2021	11.45	.26	2.52	2.78	(.28 )	(.04 )	(.32 )	13.91	24.51	2.55		.55	.84	2.00
Class R-4:
10/31/2025	13.88	.45	1.58	2.03	(.45 )	(.01 )	(.46 )	15.45	14.90	5.23		.23	.53	3.15
10/31/2024	11.55	.45	2.33	2.78	(.41 )	(.04 )	(.45 )	13.88	24.41	5.20		.20	.50	3.43
10/31/2023	11.71	.37	.16	.53	(.38 )	(.31 )	(.69 )	11.55	4.47	6.24		.24	.54	3.11
10/31/2022	13.95	.31	(1.94)	(1.63)	(.33 )	(.28 )	(.61 )	11.71	(12.13)	5.26		.26	.56	2.46
10/31/2021	11.49	.30	2.52	2.82	(.32 )	(.04 )	(.36 )	13.95	24.78	4.28		.28	.57	2.22
Class R-5E:
10/31/2025	13.87	.46	1.59	2.05	(.46 )	(.01 )	(.47 )	15.45	15.05	3.15		.15	.45	3.21
10/31/2024	11.55	.41	2.37	2.78	(.42 )	(.04 )	(.46 )	13.87	24.41	2.14		.14	.44	3.13
10/31/2023	11.71	.38	.15	.53	(.38 )	(.31 )	(.69 )	11.55	4.53	1.18		.18	.48	3.16
10/31/2022	13.95	.37	(1.99)	(1.62)	(.34 )	(.28 )	(.62 )	11.71	(12.02)	1.15		.15	.45	2.97
10/31/2021	11.49	.30	2.53	2.83	(.33 )	(.04 )	(.37 )	13.95	24.92	1.14		.14	.43	2.23
Class R-5:
10/31/2025	13.90	.41	1.65	2.06	(.47 )	(.01 )	(.48 )	15.48	15.11	1.05		.05	.35	2.82
10/31/2024	11.57	.43	2.37	2.80	(.43 )	(.04 )	(.47 )	13.90	24.53	— [7]	.10	.10	.40	3.29
10/31/2023	11.73	.40	.15	.55	(.40 )	(.31 )	(.71 )	11.57	4.66	— [7]	.06	.06	.36	3.33
10/31/2022	13.97	.37	(1.98)	(1.61)	(.35 )	(.28 )	(.63 )	11.73	(11.95)	— [7]	.08	.07	.37	2.84
10/31/2021	11.51	.34	2.50	2.84	(.34 )	(.04 )	(.38 )	13.97	25.00	— [7]	.11	.03	.32	2.56
Class R-6:
10/31/2025	13.90	.47	1.60	2.07	(.48 )	(.01 )	(.49 )	15.48	15.17	16.02		.02	.32	3.26
10/31/2024	11.57	.43	2.38	2.81	(.44 )	(.04 )	(.48 )	13.90	24.60	11.02		.02	.32	3.29
10/31/2023	11.73	.40	.15	.55	(.40 )	(.31 )	(.71 )	11.57	4.71	7.02		.02	.32	3.29
10/31/2022	13.97	.35	(1.95)	(1.60)	(.36 )	(.28 )	(.64 )	11.73	(11.90)	6.02		.02	.32	2.73
10/31/2021	11.50	.33	2.53	2.86	(.35 )	(.04 )	(.39 )	13.97	25.12	5.02		.02	.31	2.50
Refer to the end of the table(s) for footnote(s).

29	American Funds Retirement Income Portfolio Series

Financial highlights (continued)

Portfolio turnover rate for all share classes	Year ended October 31,
	2025	2024	2023	2022	2021
Conservative Portfolio	6%	12%	16%	15%	17%
Moderate Portfolio	6	15	6	7	23
Enhanced Portfolio	4	16	4	6	18

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[6]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[7]	Amount less than $1 million.
[8]	Amount less than $.01.
Refer to the notes to financial statements.

American Funds Retirement Income Portfolio Series	30

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Trustees of American Funds Retirement Income Portfolio Series:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of American Funds Retirement Income Portfolio Series comprising the American Funds Retirement Income Portfolio - Conservative, American Funds Retirement Income Portfolio- Moderate, and American Funds Retirement Income Portfolio -Enhanced (the “Funds”), including the investment portfolios, as of October 31, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the American Funds Retirement Income Portfolio Series as of October 31, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2025, by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Costa Mesa, California
December 11, 2025
We have served as the auditor of one or more American Funds investment companies since 1956.

31	American Funds Retirement Income Portfolio Series

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2025:
	Conservative Portfolio	Moderate Portfolio	Enhanced Portfolio
Long-term capital gains	$—	$4,420,000	$6,097,000
Foreign taxes (per share)	$—	$0.0003	$0.0005
Foreign source income (per share)	$—	$0.0040	$0.0100
Qualified dividend income	$14,496,000	$22,278,000	$29,817,000
Section 199A dividends	$733,000	$1,078,000	$1,361,000
Section 163(j) interest dividends	$31,733,000	$32,802,000	$35,029,000
Corporate dividends received deduction	$8,697,000	$13,038,000	$17,829,000
U.S. government income that may be exempt from state taxation	$9,589,000	$8,554,000	$6,548,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

American Funds Retirement Income Portfolio Series	32

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

33	American Funds Retirement Income Portfolio Series

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Retirement Income Portfolio Series

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: January 07, 2026

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: January 07, 2026